Share-Based Payments - Ambev Share-Based Payment Programs - Additional Information (Detail) pure in Millions, $ in Millions	6 Months Ended
Jun. 30, 2018 USD ($)
Restricted Stock Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation grant date fair value	$ 161.0
Restricted Stock Units [member] | Ambev [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation number of shares issued	3.4
Share-based compensation grant date fair value	$ 22.0
Long Term Incentive Stock Option Plan [member] | Ambev [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options granted	3.9
Stock options grant date fair value	$ 8.0
Phantom Shares [member] | Ambev [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Phantom shares lock up period A	5 years
Phantom shares lock up period B	10 years
Deferred stock unit plan [member] | Ambev [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation number of shares issued	0.1
Share-based compensation grant date fair value	$ 0.3